SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2015
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 -               SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2014 and 2013 are presented below:

	2015
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$503,435	$7,860,360	$11,782,758	$5,933,562
Expenses	366,217	443,818	243,152	259,080

Net income	$137,218	$7,416,542	$11,539,606	$5,674,482

Net income per unit	$0.010	$0.565	$0.880	$0.433

	2014
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$2,528,807	$7,834,715	$6,347,628	$5,334,003
Expenses	326,418	209,935	211,113	241,398

Net income	$2,202,389	$7,624,780	$6,136,515	$5,092,605

Net income per unit	$0.168	$0.581	$0.468	$0.388